Revenues (Details) - EUR (€) € in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017		Sep. 30, 2018	Sep. 30, 2017
Revenues
Revenues	€ 7,121	€ 7,387	[1]	€ 17,435	€ 17,070	[1]
EMEA
Revenues
Revenues	2,935	5,660		9,757	12,053
Germany
Revenues
Revenues	1,546	1,202		4,284	4,656
France
Revenues
Revenues	397	1,077		2,146	2,105
Sweden
Revenues
Revenues	46	1,167		209	1,367
Others-EMEA
Revenues
Revenues	946	2,214		3,118	3,925
Asia Pacific
Revenues
Revenues	2,269	653		3,486	1,933
Indonesia
Revenues
Revenues	1,758	32		1,784	91
China
Revenues
Revenues	132	204		460	1,137
South Korea
Revenues
Revenues	361	400		667	656
Others-Asia Pacific
Revenues
Revenues	18	17		575	49
Americas
Revenues
Revenues	1,917	1,074		4,192	3,084
United States
Revenues
Revenues	1,871	911		4,125	2,742
Others-Americas
Revenues
Revenues	€ 46	€ 163		€ 67	€ 342

[1]	Comparative figures for the 3-month and 9-month periods ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.